Capital Stock	9 Months Ended
Sep. 30, 2023
Capital Stock
Capital Stock

15. Capital Stock

(a) Authorized

The Company is authorized to issue an unlimited number of common shares and an unlimited number of preference shares.

(b) Issued and outstanding, common shares

	Number of Proportionate Voting Shares	Number of common shares	Share Capital
	#	#	$

Balance, December 31, 2021	-	5,047,708	36,218,116
Conversion from Common to Proportionate Voting Shares	3,098	(309,825)	-
Private placements	-	1,236,311	6,162,534
Share issuance costs	-	-	(42,822)
Restricted share units exercised	-	68,250	1,059,342
Balance, September 30, 2022	3,098	6,042,444	43,397,170
	Number of Proportionate Voting Shares	Number of common shares	Share Capital
	#	#	$

Balance, December 31, 2022	3,098	6,042,445	43,375,158
Conversion from Proportionate Voting Shares to Common	(3,098)	309,825	-
Impact of rounding down after exchange for GSQ Esports	-	(70)	-
Contingent consideration on acquisition of Cut+Sew	-	29,359	131,184
Acquisition of Engine	-	6,380,083	39,684,000
Shares issued for legal settlements	-	29,929	183,187
Restricted share units exercised	-	125,148	675,573
Shares issued for debt	-	9,109	66,154
Balance, September 30, 2023	-	12,925,828	84,115,256

(c) Activity for the periods presented

Nine months ended September 30, 2022

On May 30, 2022, the Company closed the first tranche of a non-brokered private placement. The Company issued 413,935 common shares of the Company at a price of CAD$6.78 per common share for gross proceeds of $2,215,811 (CAD$2,805,660). The Company incurred legal and other expenses totaling $38,063 in connection with the private placement.

On June 23, 2022, 309,825 common shares were converted into 3,098 PVS.

On July 20, 2022, the Company closed the second tranche of a non-brokered private placement. The Company issued 19,132 common shares of the Company at a price of CAD$6.78 per common share for gross proceeds of $100,652 (CAD$129,680).

On August 11, 2022, the Company closed the third tranche of a non-brokered private placement. The Company issued 185,659 common shares of the Company at a price of CAD$6.78 per common share for gross proceeds of $986,748 (CAD$1,258,400). The Company incurred legal and other expenses totaling $4,759 in connection with the private placement.

On September 30, 2022, the Company closed a non-brokered private placement financing of 617,585 units at a price of CAD$6.78 per unit for gross proceeds of $3,000,000 (CAD$4,186,000). Each unit consists of one common share of the Company and 0.20 of one common share purchase warrant. Each whole warrant entitles the holder thereof to acquire one additional common share at an exercise price of CAD$0.20 commencing on September 30, 2023, and expiring on September 30, 2027. The gross proceeds were prorated to common shares and warrants based on their relative fair values.

During the nine months ended September 30, 2022, 68,250 shares were issued on the exercise of RSUs.

Nine months ended September 30, 2023

On March 10, 2023, 29,359 common shares of the Company were issued for contingent consideration on the acquisition of Cut+Sew.

On March 24, 2023, 9,109 commons shares were issued in settlement of outstanding amounts payable of $66,154.

On April 3, 2023, 3,098 PVS were converted into 309,825 common shares.

On April 11, 2023, 6,380,083 shares of the Company were issued for the completion of the Arrangement (Acquisition of Engine).

On April 3 and 10, 2023, an aggregate of 29,929 shares of the Company were issued to settle legal matters.

During the nine months ended September 30, 2023, 125,148 shares were issued on the exercise of RSUs (see Note 16(b)).